Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Net benefit	$ (730)	$ (730)	$ (115)	$ (670)